Related-party balances and transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related-party balances and transactions

10. Related-party balances and transactions
i)Balances and transactions with related parties

	December 31, 2021	December 31, 2020
	Payables	Payables

Immediate parent
UOL – sales of services (a)	16,216	15,720
UOL – shared service costs (b)	19,093	12,539
UOL – deposits (c)	248,271	11,391
Affiliated companies
UOL Edtech Tecnologia - Deposits (c)	229,250	—
Compasso Informática S.A.(d)	12,853	—
UOL Diveo – sales of services (d)	7,612	10,218
Transfolha Transportadora e Distribuição Ltda.	—	1,933
Others	10,326	6,535
	543,621	58,336

.

(a)	Sales of services refers mainly to the purchase of advertising services from UOL.
(b)	Shared services costs mainly related to payroll costs that are incurred by the parent company UOL and are charged to PagSeguro Group.

(c)	Certificate of deposits (CD) acquired by UOL and UOL Edtech from BancoSeguro with interest rate between 110% to 120% per year of CDI. The maturity analysis is as follows:

	December 31, 2021	December 31, 2020

Due within 61 to 180 days	193,592	11,391
Due within 181 to 360 days	283,929	—
	477,521	11,391

(d)	This payable refers mainly to colocation and cloud services. In 2020, these services were provided by UOL Diveo and since February 2021 these services are being provided by Compasso Informática S.A.
ii)    Revenue and expense from transactions with related parties

	For the year ended December 31,
	2021		2020		2019
	Revenue	Expense	Revenue	Expense	Revenue	Expense

Immediate parent
UOL - shared service costs (a)	—	141,915	—	134,277	—	161,650
UOL - sales of services (b)	3,221	92,664	2,878	80,820	2,520	57,480
UOL - deposits (c)	—	3,797	—	2,970	—	—
Affiliated companies
UOL Diveo - sales of services (d)	—	2,887	—	49,665	—	36,790
Compasso Informática S.A.(d)	—	102,912	—	—	—	—
Transfolha Transportadora e Distribuição Ltda.	—	12,447	—	23,571	—	17,209
UOL Edtech Tecnologia (c)	—	9,695	—	—	—	—
Others	1,013	4,082	603	2,926	35	1,035
	4,234	370,399	3,481	294,229	2,555	274,164

(a)	Shared services costs mainly related to payroll costs sharing that are incurred by the parent company UOL and are charged to PagSeguro. Such costs are included in administrative expenses.
(b)	Sale of services expenses is related to advertising services from UOL and revenue is related to intermediation fees.
(c)	Expenses are related to UOL and UOL Edtech purchase of BancoSeguro's Certificate of Deposits (CD).
(d)	Expenses related to colocation and cloud services. In 2020, these services were provided by UOL Diveo and since February, 2021 the same services are being provided by the affiliated company Compasso. The increase in 2021 relates to higher volume of cloud services due to the increase in active merchants and PagBank users.
iii)    Key management compensation
Key management compensation includes short and long-term benefits of PagSeguro Brazil’s executive officers. The short and long-term compensation related to the executive officers for the year ended December 31, 2021 amounted to R$41,198 (December 31, 2020 - R$104,568 and R$126,749 in 2019, respectively).